CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (10,961,143)	$ (13,968,001)	$ (17,686,472)	$ (7,150,712)	$ (10,515,124)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	325,448	105,105	206,344	313,940	367,556
Stock based compensation expense	1,674,436	1,334,993	1,517,524	1,953,844	1,444,583
Change in fair value of warrant liability	1,663,316	6,145,229	7,508,146
Fair value change from employee option modification	43,401	408,605	408,605		738,810
Fair value of vested warrants issued for services		28,256	28,256	58,238
Common stock issued for consulting services	337,500
Amortization of capitalized financing costs				85,975	858,985
Amortization of debt discount attributable to convertible debentures				541,120	2,096,427
Bad debt expense	16,878	70,000	77,415
Common stock issued in settlement of interest				102,844	36,997
Change in operating assets and liabilities:
Accounts receivable	137,486	(360,661)	(453,059)	(88,407)	(145,558)
Prepaid expenses and deposits	(924)	(76,510)	(109,042)	(16,565)	70,030
Accounts payable and accrued liabilities	292,462	616,067	517,200	239,044	(199,490)
Deferred revenue	200,121
Net cash used in operating activities	(6,271,019)	(5,696,917)	(7,870,353)	(3,960,679)	(3,761,716)
Cash flows used in investing activities:
Purchase of assets under RedWeb asset purchase agreement		(584,080)	(584,080)
Purchase of property plant and equipment	(209,522)	(213,494)	(636,548)	(162,833)	(89,108)
Net cash used in investing activities	(209,522)	(797,574)	(1,220,628)	(162,833)	(89,108)
Cash flows from financing activities:
Net proceeds from sale of common stock	2,145,956	2,000,000	3,900,000	2,101,000	4,735,000
Proceeds from sale of Series A preferred stock		5,500,000	10,735,000
Proceeds from exercise of warrants		150,000	151,500
Proceeds from exercise of options		1,500
Purchase and cancellation of previously issued warrants		(50,000)	(60,000)
Net proceeds from (payments of) related party advances					(50,000)
Net proceeds from issuance of convertible notes					1,895,500
Net cash provided by financing activities	2,145,956	7,601,500	14,726,500	2,101,000	6,580,500
Net (decrease) increase in cash and cash equivalents	(4,334,585)	1,107,009	5,635,519	(2,022,512)	2,729,676
Cash and cash equivalents at beginning of period	6,360,301	724,782	724,782	2,747,294	17,618
Cash and cash equivalents at end of period	2,025,716	1,831,791	6,360,301	724,782	2,747,294
Supplemental Disclosures of Cash Flow Information:
Cash paid during period for interest
Cash paid during period for taxes
Non-cash investing and financing transactions:
Common stock issued for cashless exercise of options and warrants	19,570		49,600
Reclassification of warrants from liability to equity upon exercise	2,455,042	7,326,553
Property, plant and equipment acquired, and included in accounts payable		325,402	6,273
Common stock issued upon conversion of Series A and Series B preferred stock			67,759
Fair value of warrants issued for financing costs					217,971
Common stock issued in exchange for previously incurred debt and related accrued interest				$ 4,687,096	$ 373,000